BORROWINGS - Bank and Oher Borrowings (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
BORROWINGS
2024	¥ 799,314
2025	816,677
2026	751,209
2027	683,110
2028	689,511
2029 and thereafter	¥ 2,273,233